Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	35
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$111,442,883.61	0.2872239	$94,529,530.28	0.2436328	$16,913,353.33
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$244,512,883.61	0.2091516	$227,599,530.28	0.1946843	$16,913,353.33

Weighted Avg. Coupon (WAC)	3.03%		3.03%
Weighted Avg. Remaining Maturity (WARM)	27.75		26.89
Pool Receivables Balance	$292,188,041.62		$274,774,540.01
Remaining Number of Receivables	33,534		32,674

Adjusted Pool Balance	$285,281,129.08		$268,367,775.75

III. COLLECTIONS

Principal:
Principal Collections	$16,889,388.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$384,692.61
Total Principal Collections	$17,274,080.62

Interest:
Interest Collections	$720,231.94
Late Fees & Other Charges	$40,148.62
Interest on Repurchase Principal	$-
Total Interest Collections	$760,380.56

Collection Account Interest	$15,234.71
Reserve Account Interest	$2,852.72
Servicer Advances	$-

Total Collections	$18,052,548.61

1 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	35
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$18,052,548.61
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,052,548.61

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$243,490.03	$-	$243,490.03	243,490.03
	Collection Account Interest					$15,234.71
	Late Fees & Other Charges					$40,148.62
Total due to Servicer						$298,873.36

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$104,013.36		$104,013.36
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$197,154.69		$197,154.69	197,154.69

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$17,451,431.56

7.	Regular Principal Distribution Amount:					16,913,353.33

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$16,913,353.33
	Class A-4 Notes				$-
	Class A Notes Total:		$16,913,353.33		$16,913,353.33
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$16,913,353.33		$16,913,353.33

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					538,078.23

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,906,912.54
Beginning Period Amount	$6,906,912.54
Current Period Amortization	$500,148.28
Ending Period Required Amount	$6,406,764.26
Ending Period Amount	$6,406,764.26
Next Distribution Date Required Amount	$5,927,248.60

2 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	35
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	14.29%	15.19%	15.19%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.68%	32,244	98.04%	$269,383,556.00
30 - 60 Days	1.00%	327	1.48%	$4,053,279.49
61 - 90 Days	0.27%	87	0.41%	$1,133,503.93
91-120 Days	0.05%	16	0.07%	$204,200.59
121 + Days	0.00%	0	0.00%	$-
Total		32,674		$274,774,540.01

Delinquent Receivables 30+ Days Past Due
Current Period	1.32%	430	1.96%	$5,390,984.01
1st Preceding Collection Period	1.58%	530	2.38%	$6,948,973.23
2nd Preceding Collection Period	1.56%	536	2.31%	$7,165,193.39
3rd Preceding Collection Period	1.48%	523	2.20%	$7,246,952.54
Four-Month Average	1.48%		2.21%

Repossession in Current Period		29		$350,546.69
Repossession Inventory		85		$310,623.91

Current Charge-Offs
Gross Principal of Charge-Offs				$524,113.60
Recoveries				$(384,692.61)
Net Loss				$139,420.99

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.57%

Average Pool Balance for Current Period				$283,481,290.81

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.59%
1st Preceding Collection Period				0.73%
2nd Preceding Collection Period				1.35%
3rd Preceding Collection Period				0.49%
Four-Month Average				0.79%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		45	2,447	$36,855,595.63
Recoveries		47	2,186	$(19,713,215.77)
Net Loss				$17,142,379.86
Cumulative Net Loss as a % of Initial Pool Balance				1.39%

Net Loss for Receivables that have experienced a Net Loss *		28	1,914	$17,184,592.48
Average Net Loss for Receivables that have experienced a Net Loss				$8,978.37

Principal Balance of Extensions				$968,521.92
Number of Extensions				67

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3